Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
Note 10: Leases
On January 1, 2019, we adopted ASC 842 using the modified retrospective method. Our operating leases primarily consist of real estate leases for office space and do not have any non-lease
components. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
Upon adoption we recognized a
right-of-use
asset and lease liability of $9.2 million and $9.4 million, respectively, related to our real estate operating lease for our corporate office space in Seattle, Washington. We used our estimated incremental borrowing rate of 4.97% to initially measure our right-of-use
asset and lease liability for this lease.
The Seattle, Washington lease originated in July 2012 and consists of 49,375 square feet. In September 2018, the only option to extend, which is effective October 1, 2019, was exercised to extend the term for 61 months. The extended lease will expire in October 2024.
The Gangnam-gu, Seoul, Korea office space is subleased from our parent, DUG and consists of 31,636 square feet. The subleases originated in February 2019 and were amended in October 2020 to reflect an overall increase to DUG (sublessor). The subleases will expire in September 2023. A right-of-use
asset and lease liability of $5.6 million was recognized at the lease commencement date. An estimated incremental borrowing rate of 6.07%, was used to initially measure our right-of-use
asset and lease liability for this lease.
Supplemental balance sheet and cash flow information related to operating leases is as follows:

	December 31, 2020	December 31, 2019
Operating lease right-of-use asset	$10,864	$13,219
Accrued rent	877	835

Total operating lease right-of-use asset, net	$9,987	$12,384
Short-term operating lease liabilities	$3,033	$2,795
Long-term operating lease liabilities	7,831	10,424

Total operating lease liabilities	$10,864	$13,219

Cash paid for amounts included in the measurement of operating lease liabilities	$3.2 million	$2.5 million

Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2020	Seattle Lease	Seoul Lease (Related Party)
2021	$1,938	$1,443
2022	1,987	1,471
2023	2,037	1,267
2024	1,732	—
2025	—	—

Thereafter	—	—
Less: Imputed Interest	(683)	(328)
Total	$7,011	$3,853

Operating lease costs were $3.2 million and $3.1 million for the years ended December 31, 2020 and December 31, 2019, respectively.